Vessels, net - Assets held for sale (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Vessel	$ 602,186	$ 712,197
Inventories	3,368	3,528
Assets Held For Sale [Member]
Property, Plant and Equipment [Line Items]
Vessel	72,636	0
Inventories	229	0
Total	$ 72,865	$ 0